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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number: ___________
 This Amendment (Check only one): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fountainhead Partners, L.P.
          ---------------------------------
Address:  2201 E. Lamar, Ste. 260
          ---------------------------------
          Arlington, TX 76006
          ---------------------------------

          ---------------------------------

From 13F File Number:  28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     L. Scott Rand
          ---------------------------------
Title:    Chief Investment Officer
          ---------------------------------
Phone:    817-649-2100
          ---------------------------------

Signature, Place, and Date of Signing:

       L. Scott Rand            Arlington, TX          May 3rd, 2004
   ---------------------     -------------------      ---------------
        [Signature]                 [City]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                         --------------
Form 13F Information Table Entry Total:     42
                                         --------------
Form 13F Information Table Value Total:     144,801
                                         --------------
                                           (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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

                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       (x$1000)     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Action            NOTE 4.75%
 Performance      4/1/05         004933AB3      11,050   11,092,000   PRN           SOLE              N/A   11,092,000
Adaptec Inc       NOTE .75%
                  12/22/23       00651FAF5       7,286    7,000,000   PRN           SOLE              N/A    7,000,000
Amdocs            NOTE 2%
 Limited          6/1/08         02342TAB5      14,135   14,170,000   PRN           SOLE              N/A   14,170,000
Ann Taylor        COMMON         036115103          30          700    SH           SOLE              N/A          700
Ann Taylor        NOTE .55%
                  6/18/19        036115AC7       1,978    2,500,000   PRN           SOLE              N/A    2,500,000
Apria             NOTE 3.375%
 Healthcare       9/1/33         037933AB4       1,178    1,000,000   PRN           SOLE              N/A    1,000,000
Barnes &
 Noble            COMMON         067774109         225        6,900    SH           SOLE              N/A        6,900
Barnes &          NOTE 5.25%
 Noble            3/15/09        067774AD1       2,908    2,750,000   PRN           SOLE              N/A    2,750,000
Brinker
 International
 Inc              COMMON         109641100       1,138       30,000    SH           SOLE              N/A       30,000
Brocade           NOTE 2%
                  1/1/07         111621AB4       5,565    6,000,000   PRN           SOLE              N/A    6,000,000
California
 Pizza
 Kitchen Inc      COMMON         13054D109       1,020       51,000    SH           SOLE              N/A       51,000
Celestica Inc     COMMON         15101Q108       4,640      282,950    SH           SOLE              N/A      282,950
Comcast Corp      SPCL CL A      20030N200       4,083      146,600   PRN           SOLE              N/A          N/A
Comverse          NOTE 1.5%
 Tech             12/1/2005      205862AJ4       4,407    4,500,000   PRN           SOLE              N/A    4,500,000
CP Ships          NOTE 4%
 Limited          6/30/2024      22409VAD4         259      250,000   PRN           SOLE              N/A      250,000
Department 56     COMMON         249509100       3,886      262,900    SH           SOLE              N/A      262,900
Eastman
 Kodak Co         COMMON         277461109          84        3,200    SH           SOLE              N/A        3,200
Eastman           NOTE 3.375%
 Kodak Co         10/15/2033     2774618X0       3,461    3,000,000   PRN           SOLE              N/A    3,000,000
Extreme           NOTE 3.5%
 Networks         12/1/2006      30226DAB2       1,448    1,500,000   PRN           SOLE              N/A    1,500,000
Gap Stores        NOTE 5.75%
 5.75%            3/15/09        364760AH1       2,888    2,000,000   PRN           SOLE              N/A    2,000,000
Gap Stores        NOTE 5.75%
 5.75%            3/15/09        364760AJ7       7,941    5,500,000   PRN           SOLE              N/A    5,500,000
Genesco           NOTE 4.125%
 4.125%           6/15/2023      371532AN2         658      500,000   PRN           SOLE              N/A      500,000
Genesco           NOTE 4.125%
 4.125%           6/15/2023      371532AM4       6,582    5,000,000   PRN           SOLE              N/A    5,000,000
Griffon           NOTE 4%
 Corp 4%          7/18/2023      398433AA0       1,795    1,500,000   PRN           SOLE              N/A    1,500,000
International
 Rectifier        NOTE 4.25%
 Corp             7/15/07        460254AE5       4,010    4,000,000   PRN           SOLE              N/A    4,000,000
Invitrogen        NOTE 2.25%
                  12/15/2006     46185RAD2       1,078    1,000,000   PRN           SOLE              N/A    1,000,000
Lam Research      NOTE 4%
                  06/01/06       512807AE8       2,010    2,000,000   PRN           SOLE              N/A    2,000,000
Maxtor Corp       NOTE 6.8%
                  4/30/10        577729AC0         624      500,000   PRN           SOLE              N/A      500,000
Men's             NOTE 3.125%
 Wearhouse        10/15/2023     587118AB6       8,761    8,750,000   PRN           SOLE              N/A    8,750,000
Mercury
 Interactive      NOTE 4.75%
 Corp             7/1/07         589405AB5       1,013    1,000,000   PRN           SOLE              N/A    1,000,000
Meristar
 Hospitality
 Corp             COMMON         58984Y103         510       73,400    SH           SOLE              N/A       73,400
Network           NOTE 5.25%
 Associates       8/15/06        64123LAB7       7,918    7,000,000   PRN           SOLE              N/A    7,000,000
PMC-Sierra Inc    NOTE 3.75%
                  8/15/06        69344FAB2       6,000    6,000,000   PRN           SOLE              N/A    6,000,000
Quantum Corp      NOTE 4 3/8%
                  8/1/10         747906AD7      11,925   10,000,000   PRN           SOLE              N/A   10,000,000
Reebok Intl       NOTE 4.25%
 Ltd              3/1/21         758110AE0       2,160    2,000,000   PRN           SOLE              N/A    2,000,000
RF Micro          NOTE 1.5%
 Devices          7/1/2010       749941AE0       2,703    2,000,000   PRN           SOLE              N/A    2,000,000
RF Micro          NOTE 3.75%
 Devices          8/15/2005      749941AB6         998    1,000,000   PRN           SOLE              N/A    1,000,000
Skechers USA      NOTE 4.50%
 Inc              4/15/07        830566AB1         504      500,000   PRN           SOLE              N/A      500,000
Solectron         NOTE .5%
                  2/15/2034      834182AR8       2,219    2,500,000   PRN           SOLE              N/A    2,500,000
Steel             NOTE 4%
 Dynamics         12/15/2012     858119AD2       1,650    1,000,000   PRN           SOLE              N/A    1,000,000
Tech Data         NOTE 2%
 Corp             12/15/21       878237AC0       1,016    1,000,000   PRN           SOLE              N/A    1,000,000
Wolverine
 Tube Inc         COMMON         978093102       1,057      126,000    SH           SOLE              N/A      126,000
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